Short-Term Investment - Schedule of Movement of Short-Term Investment (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Movement of Short-Term Investment [Abstract]
Beginning balance
Acquisition of subsidiaries	5,794
Additions	7
Exchange realignment	(1)
Ending balance	$ 5,800